BIOLOGICAL ASSETS - Rollforward of biological assets (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Changes in balances of biological assets
Beginning balance	R$ 11,161,210	R$ 10,571,499
Addition	3,807,608	3,392,975
Depletion	(3,189,726)	(3,094,742)
Transfers	23,471	(23,471)
Gain on fair value adjustment	763,091	466,484	R$ 185,399
Disposal	(211,433)	(93,847)
Other write-offs	(105,489)	(57,688)
Ending balance	R$ 12,248,732	R$ 11,161,210	R$ 10,571,499
Effective area of forest from the year of planting	3 years	3 years
Minimum
Changes in balances of biological assets
Average cycle of forest formation	6 years	6 years
Maximum
Changes in balances of biological assets
Average cycle of forest formation	7 years	7 years